Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Restatement of Previously Issued Unaudited Interim Condensed Consolidated Financial Statements
Schedule of effect of restatement on each financial statement line item for interim period

Condensed Consolidated Statement of Operations and Comprehensive loss for the period from July 22, 2023 to September 30, 2023 (Successor) (Unaudited)	As Reported	Adjustment	As Restated
Acquired in-process research and development	$—	$348,000	$348,000
Total operating costs and expenses	(64,286)	348,000	283,714
Income (loss) from operations	64,286	(348,000)	(283,714)
Income (loss) before taxes	50,289	(348,000)	(297,711)
Net income (loss) and comprehensive income (loss)	50,289	(348,000)	(297,711)
Basic and diluted net income (loss) per share	$1.35	$(9.36)	$(8.01)

Condensed Consolidated Statement of Convertible Preferred Stock and Stockholders' Deficit for the period from July 22, 2023 to September 30, 2023 (Successor) (Unaudited)	As Reported	Adjustment	As Restated
Accumulated deficit, balance as of July 22, 2023 (Successor)	$(180,856)	$348,000	$167,144
Net income (loss)	$50,289	$(348,000)	$(297,711)